DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS
1.	DESCRIPTION OF BUSINESS

Nile Therapeutics, Inc. (“Nile” or the “Company”) develops innovative products for the treatment of cardiovascular diseases. Nile’s lead compound is cenderitide (formerly CD-NP), a chimeric natriuretic peptide currently in clinical studies for the treatment of heart failure. The Company is also developing CU-NP, a pre-clinical rationally designed natriuretic peptide that consists of amino acid chains identical to those produced by the human body, specifically the ring structure of C-type Natriuretic Peptide (“CNP”) and the N- and C-termini of Urodilatin (“URO”).

The Company was originally incorporated in the State of Nevada on June 17, 1996, and reincorporated in Delaware on February 9, 2007, at which time its name was SMI Products, Inc. (“SMI”). On September 17, 2007, the Company completed a merger transaction whereby Nile Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of SMI, merged with and into Nile Therapeutics, Inc., a privately held Delaware corporation (“Old Nile”), with Old Nile becoming a wholly-owned subsidiary of SMI. Immediately following the merger described above, Old Nile was merged with and into the Company, with the Company remaining as the surviving corporation to that merger. In connection with that short-form merger, the Company changed its name to “Nile Therapeutics, Inc.” These two merger transactions are hereinafter collectively referred to as the “Merger.” All costs incurred in connection with the Merger have been expensed. Upon completion of the Merger, the Company adopted Old Nile’s business plan.